Provision for Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Provision for Income Taxes [Abstract]
Net operating loss carry forward	$ 36,028	$ 25,892
Expiration date	Dec. 31, 2035
Increased in valuation allowance	$ 3,447